Borrowings - Long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Borrowings [Abstract]
Debt issued by the Company		¥ 2,873,634	¥ 2,869,376
Debt issued by subsidiaries-guaranteed by the Company		2,541,554	2,590,768
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,360,477	2,455,625
Total		¥ 7,775,665	¥ 7,915,769

[1]	Includes trading balances of secured borrowings.